YieldMax DKNG Option Income Strategy ETF
Schedule of Investments
July 31, 2026 (Unaudited)
PURCHASED OPTIONS - 8.3%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 8.3%
DraftKings, Inc., Expiration: 8/7/2026; Exercise Price: $25.50	$4,015,080	1,710	$76,950
DraftKings, Inc., Expiration: 9/18/2026; Exercise Price: $25.01	4,015,080	1,710	253,593
			330,543

TOTAL PURCHASED OPTIONS (Cost $674,135)			330,543

SHORT-TERM INVESTMENTS - 91.6%
Money Market Funds - 2.3%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		90,107	90,107

U.S. Treasury Bills - 89.3%		Principal Amount	Value
U.S. Treasury Bill, 8/6/2026, 1.82%(f)(g)		$932,000	931,721
U.S. Treasury Bill, 10/15/2026, 3.60%(f)(g)		896,000	889,327
U.S. Treasury Bill, 12/10/2026, 3.77%(f)(g)		790,000	779,363
U.S. Treasury Bill, 2/18/2027, 3.83%(f)(g)		977,000	956,719
			3,557,130

TOTAL SHORT-TERM INVESTMENTS (Cost $3,647,062)			3,647,237

TOTAL INVESTMENTS - 99.9% (Cost $4,321,197)			$3,977,780
Other Assets in Excess of Liabilities - 0.1%			5,875
TOTAL NET ASSETS - 100.0%			$3,983,655

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(f)	The rate shown is the annualized effective yield as of July 31, 2026.
(g)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of July 31, 2026 is $3,317,332.

YieldMax DKNG Option Income Strategy ETF
Schedule of Written Options Contracts
July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (16.5)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (4.2)%
DraftKings, Inc., Expiration: 8/7/2026; Exercise Price: $24.00	$(4,015,080)	(1,710)	$(168,435)

Put Options - (12.3)%
DraftKings, Inc., Expiration: 9/18/2026; Exercise Price: $25.01	(4,015,080)	(1,710)	(487,983)

TOTAL WRITTEN OPTIONS (Premiums received $478,642)			$(656,418)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.